Post-employment benefits for employees (Details 8) $ in Millions	Dec. 31, 2024 USD ($)
Pension plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	$ 353
Pension plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	1,400
Pension plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	1,316
Pension plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	1,152
Pension plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	1,122
Pension plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	1,096
Pension plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	5,079
Other post-employment benefit plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	36
Other post-employment benefit plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	36
Other post-employment benefit plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	36
Other post-employment benefit plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	36
Other post-employment benefit plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	35
Other post-employment benefit plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	34
Other post-employment benefit plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	$ 160